EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
EQUITY [Abstract]
Volatility	35.00%		42.00%	52.00%
Risk-free interest rate	1.05%		0.75%	2.07%
Dividend yield	0.00%		0.00%	0.00%
Post-vesting cancellation rate	6.80%	[1]	9.50%	7.00%
Suboptimal exercise factor	2.0		2.0	2.5
Expected life (in years)	6 years 1 month 24 days		4 years 10 months 2 days	5 years 6 months 11 days

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